Net loss per common share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss attributable to common shareholders, basic	$ (33,892,398)	$ (1,548,191)
Loss attributable to common shareholders, diluted	$ (21,547,080)	$ (1,548,191)
Weighted average number of common shares outstanding - basic	86,586,505	72,222,861
Weighted average number of common shares outstanding - diluted	86,586,505	72,222,861